Supplemental Cash Flow Information - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Supplemental Cash Flow Information [Line Items]
Increase (decrease) in advances received	$ 223,805	¥ 18,352,000	¥ 12,297,000	¥ (9,714,000)